FINANCIAL STATEMENT SCHEDULE I - Statements of Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
NET INCOME	$ 578,013	$ 398,672	$ 288,844
Other comprehensive (loss) income:
Change in fair value of interest rate swap agreements	0	0	6,111
Change in fair value of forward exchange rate contracts	0	99	39
Reclassification to earnings upon discontinuance of hedge accounting	0	0	4,310
Reclassification to earnings upon settlement of forward exchange rate contracts	0	(138)	0
Other comprehensive (loss) income	(23,399)	(23)	10,311
Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	622,928	417,189	304,967
Parent Company [Member]
NET INCOME	637,463	417,203	294,656
Other comprehensive (loss) income:
Foreign currency translation adjustment	(14,535)	16	(149)
Change in fair value of interest rate swap agreements	0	0	6,111
Change in fair value of forward exchange rate contracts	0	99	39
Reclassification to earnings upon discontinuance of hedge accounting	0	0	4,310
Reclassification to earnings upon settlement of forward exchange rate contracts	0	(138)	0
Other comprehensive (loss) income	(14,535)	(23)	10,311
Comprehensive income (loss) attributable to Melco Crown Entertainment Limited	$ 622,928	$ 417,180	$ 304,967